Note 21 - Comprehensive Income	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Comprehensive Income (Loss) Note [Text Block]

21. Comprehensive Income:

During the year ended  December 31, 2023, Other comprehensive loss amounted to $25,034 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $7,000), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $22,876), (ii) the effective portion of changes in fair value of cash flow hedges (gain of $425), (iii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $4,354) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63).

During the year ended December 31, 2024, Other comprehensive loss amounted to $3,978 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $13,222), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $23,190), (ii) the effective portion of changes in fair value of cash flow hedges (loss of $157), (iii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $6,084) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63). An amount of $64 included in Other Comprehensive income is attributable to the non-controlling interest.

During the year ended December 31, 2025, Other comprehensive loss amounted to $13,110 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $7,793), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $9,472), (ii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $4,092) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63). An amount of ($85) included in Other Comprehensive loss is attributable to the non-controlling interest.